SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid expenses & deposits	$ 183,646	$ 304,127
Prepaid expenses, other	6,876	2,569
Prepaid expenses, production deposit		188,385
Prepaid expenses, rent deposit		15,125
Other current assets	20,232	29,386
Prepaid expenses and other current assets	$ 210,754	$ 539,592